Property, Plant, and Equipment (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Asset Retirement Obligations
Beginning balance	$ 724	$ 641
Liabilities settled	(17)	(13)
Additions	38	32
Accretion expense	56	50
Revisions	(17)	14
Ending balance	$ 784	$ 724